Filed pursuant to Rule 497(c) under the
Securities Act of 1933, as amended
Securities Act File No. 333-141120
gotham absolute return fund
Institutional
Class
S
hares

GARIX
gotham enhanced return fund
Institutional
Class S
hares
GENIX
gotham neutral fund
Institutional
Class
S
hares

GONIX
gotham index plus fund
Institutional Class S hares GINDX	Investor Class S hares GNNDX
gotham large value fund
Institutional
Class
S
hares

GVALX
gotham enhanced
S
&
P 500
index fund
Institutional
Class
S
hares

GSPFX
gotham hedged core fund
Institutional
Class
S
hares

GCHDX
of
FundVantage Trust
PROSPECTUS
February 1, 2022
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARIE S
GOTHAM ABSOLUTE RETURN FUND
Investment Objective
The Gotham Absolute Return Fund (the “Fund”) seeks long
-term
capital appreciation and to achieve positive returns during most annual periods in an efficient, risk
-adjusted
manner.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): 1
Management Fees 1	1.50%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses 2	0.27%
Total Annual Fund Operating Expenses 1,3	1.77%
Fee Waivers and/or Expense Reimbursements 3	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/ or Expense Reimbursements 1,3	1.50%
1	Effective February 1, 2021, (a) the investment advisory agreement between FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham Asset Management, LLC (“Gotham” or the “Adviser”) was amended to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and (b) the Fund’s expense limitation agreement was revised to limit the Fund’s “Other Expenses” to 0.00% (see footnote 3 below). With respect to item (a) above, the amount of reduction shall be calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in an underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.50% annual investment advisory fee paid by the Fund prior to February 1, 2021.
2	“Other Expenses” does not include direct or indirect costs associated with the swap(s) used by the Fund to obtain its long and short exposure. Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund’s performance is net of all such embedded swap fees and expenses.
3	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of the Trust approves its earlier termination.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$153	$531	$934	$2,062
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). In addition, the Fund may invest a significant portion of its assets in one or more underlying funds on which the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of such underlying funds; however such underlying funds do pay transaction costs when they trade their portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity
-related
securities, primarily companies traded on U.S. markets. The Fund generally takes long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation. It is anticipated that the Fund will hold several hundred long positions and a similar number of short positions.
The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom
-up
, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:
•
Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
•
Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
•
Updating the analysis for earning releases, annual (Form 10
-K
) and quarterly (Form 10
-Q
) reports and other corporate filings; and
•
Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.
Generally the long portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portfolio is generally weighted most heavily towards those short positions selling at the largest premium to the Adviser’s measures of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect changes resulting from earnings releases and other new information related to particular companies.
The Fund may invest some or all of the long portion of the portfolio through investment in one or more exchange
-traded
funds (“ETFs”) or mutual funds intended to track or exceed the performance of the S&P 500
®
Index (the “Index”). Such ETFs and mutual funds may include ETFs or mutual funds advised or sub
-advised
by the Adviser.
The Adviser seeks to maintain the Fund’s net exposure, which is the value of the Fund’s long positions minus its short positions, below 70%, but plans to maintain a positive net exposure in most market environments. The Adviser expects that the Fund’s gross exposure, which is the value of the Fund’s long positions plus its short positions, will generally be below 190%. The Fund may invest in companies of any size.

The Fund currently obtains its long exposure through direct investments in securities and through one or more swaps and its short exposure through one or more swaps. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions on a daily basis, the Fund will experience a high portfolio turnover rate.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•
Equity Risk:
The Fund invests primarily in equity and equity
-related
securities. Equity and equity
-related
securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.
•
Market Risk:
The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Value Style Risk:
The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund will short securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.
•
Underlying Fund Risk:
 The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.
•
Derivatives Risk:
The Fund may obtain portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.
•
Counterparty Risk:
Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
•
Short Sale Risk:
Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.
•
Leverage:
The Fund will utilize leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.
•
Liquidity Risk:
The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.
•
Database Errors:
The investment strategy used by the Adviser relies on proprietary databases and third
-party
data sources. Data entries made by the Adviser’s team of financial analysts or third
-parties
may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the

Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.
•
Systems Risk:
The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.
•
Small and Mid
-Cap
Securities Risk:
The Fund may invest in large, mid and small cap companies. Investments in small and mid
-cap
companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short
-term
. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
•
High Portfolio Turnover Risk:
The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its long and short positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short
-term
capital gains to investors, which are taxed as ordinary income.
•
Securities Lending Risk:
The Fund may make secured loans of its portfolio securities in an amount not exceeding 33
1
/
3
% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline.
•
OTC Trading Risk:
Certain of the derivatives in which the Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

•
ETF Risk:
An investment in an exchange
-traded
fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests, except with respect to investments in the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.
Performance Information
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past nine calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500
®
Total Return Index and the HFRX Equity Hedge Index, each a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.
 During the periods shown in the chart:
Best Quarter	Worst Quarter
10.34%	(16.83)%
(December 31, 2021)	(March 31, 2020)
Gotham Absolute Return Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2021	1 Year	5 Years	Since Inception (August 31, 2012)
Class I Shares Return Before Taxes	26.87%	6.79%	7.71%
Return After Taxes on Distributions 1	26.87%	6.79%	7.39%
Return After Taxes on Distributions and Sale of Shares 1	15.91%	5.33%	6.09%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes) 2	12.14%	5.29%	4.11%
S&P 500 ® Total Return Index (reflects no deductions for fees, expenses or taxes) 3	28.71%	18.47%	16.24%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The HFRX Equity Hedge Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge Strategies. Equity Hedge Strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short.
3	The S&P 500
®
Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500
®
Total Return Index include the reinvestment of dividends.
Management of the Fund
Investment Adviser
Gotham Asset Management, LLC serves as the Fund’s investment adviser.
Portfolio Managers
•
Joel Greenblatt
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2012.
•
Robert Goldstein
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2012.
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased and sold (redeemed) on any business day when the New York Stock Exchange (the “Exchange”) is open for regular trading. Such purchases and redemptions can be made through a broker
-dealer
or other financial intermediary or directly with the Fund by sending a completed application to the addresses below.
Applications and more information can be found at www.GothamFunds.com.
Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722
Purchase by Wire for Accounts Held Directly with the Fund
Please contact Fund shareholder services (“Shareholder Services”) toll
-free
at (877) 974
-6852
for current wire instructions.
Minimum Investment Requirements
The minimum initial investment for shares is $100,000 and the minimum for each subsequent investment is $250.
Redemption by Telephone for Accounts Held Directly with the Fund
Call Shareholder Services toll
-free
at (877) 974
-6852
.
Redemption Online for Accounts Held Directly with the Fund
Redemptions can be made through our website at
www.GothamFunds.com
.

Purchases and Redemptions for Accounts Held through a Financial Intermediary
Contact your financial intermediary.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker
-dealer
or other intermediary and your salesperson to recommend the Fund over another investment.  In addition, if you purchase the Fund through a broker
-dealer
, you may be required to pay a commission to your broker depending on your arrangements with them. Ask your salesperson or visit your financial intermediary’s website for more information or visit
www.GothamFunds.com
.

GOTHAM ENHANCED RETURN FUND
Investment Objective
The Gotham Enhanced Return Fund (the “Fund”) seeks long
-term
capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Gotham Enhanced Return Fund
Shareholder Fees (fees paid directly from your investment):
Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your invest ment): 1
Management Fees 1	1.50%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses 2	0.29%
Total Annual Fund Operating Expenses 1,3	1.79%
Fee Waivers and/or Expense Reimbursements 3	(0.29)%
Total Annual Fund Operating Expenses After Fee Waivers and/ or Expense Reimbursements 1,3	1.50%
1	Effective February 1, 2021, (a) the investment advisory agreement between FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham Asset Management, LLC (“Gotham” or the “Adviser”) was amended to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and (b) the Fund’s expense limitation agreement was revised to limit the Fund’s “Other Expenses” to 0.00% (see footnote 3 below). With respect to item (a) above, the amount of reduction shall be calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in an underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.50% annual investment advisory fee paid by the Fund prior to February 1, 2021.
2	“Other Expenses” does not include direct or indirect costs associated with the swap(s) used by the Fund to obtain its long and short exposure. Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund’s performance is net of all such embedded swap fees and expenses.
3	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of the Trust approves its earlier termination.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$153	$535	$943	$2,081
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). In addition, the Fund may invest a significant portion of its assets in one or more underlying funds on which the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of such underlying funds; however such underlying funds do pay transaction costs when they trade their portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity
-related
securities, primarily companies traded on U.S. markets. The Fund seeks a total return greater than that of the S&P 500
®
Index (the “Index”) over a full market cycle, which is a period that includes both a bull (rising) market and a bear (falling) market cycle. The Fund generally takes long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation. It is anticipated that the Fund will hold several hundred long positions and a similar number of short positions.
The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom
-up
, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:
•
Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
•
Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
•
Updating the analysis for earning releases, annual (Form 10
-K
) and quarterly (Form 10
-Q
) reports and other corporate filings; and
•
Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.
Generally the long portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portfolio is generally weighted most heavily towards those short positions selling at the largest premium to the Adviser’s measures of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.
The Fund may invest some or all of the long portion of the portfolio through investment in one or more exchange
-traded
funds (“ETFs”) or mutual funds intended to track or exceed the performance of the Index. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub
-advised
by the Adviser.

The Adviser seeks to maintain the Fund’s net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70 – 100%. The Adviser expects that the Fund’s gross exposure, which is the value of the Fund’s long positions plus its short positions, generally will not exceed 250%. The Fund may invest in companies of any size.
The Fund currently obtains its long exposure through direct investment in securities, investments in other ETFs and mutual funds and through one or more swaps and its short exposure through one or more swaps. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions on a daily basis, the Fund will experience a high portfolio turnover rate.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•
Equity Risk:
The Fund invests primarily in equity and equity
-related
securities. Equity and equity
-related
securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.
•
Market Risk:
The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Value Style Risk:
The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund will short securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.
•
Underlying Fund Risk:
 The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.
•
Derivatives Risk:
The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.
•
Counterparty Risk:
Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
•
Short Sale Risk:
Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.
•
Leverage:
The Fund will utilize leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.
•
Liquidity Risk:
The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.
•
Database Errors:
The investment strategy used by the Adviser relies on proprietary databases and third
-party
data sources. Data entries made by the Adviser’s team of financial analysts or third
-parties
may contain errors,

as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.
•
Systems Risk:
The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.
•
Small and Mid
-Cap
Securities Risk:
The Fund may invest in large, mid and small cap companies. Investments in small and mid
-cap
companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short
-term
. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
•
High Portfolio Turnover Risk:
The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its long and short positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short
-term
capital gains to investors, which are taxed as ordinary income.
•
Securities Lending Risk:
The Fund may make secured loans of its portfolio securities in an amount not exceeding 33
1
/
3
% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline.
•
OTC Trading Risk:
Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
•
ETF Risk:
An investment in an exchange
-traded
fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests, except with respect to investments in the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.
Performance Information
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past eight calendar years and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the S&P 500
®
Total Return Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information
is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.
 During the
periods
shown in the chart:
Best Quarter	Worst Quarter
15.28%	(26.57)%
(December 31, 2021)	(March 31, 2020)
Gotham Enhanced Return Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2021	1 Year	5 Years	Since Inception (May 31, 2013)
Class I Shares Return Before Taxes	39.72%	11.55%	11.19%
Return After Taxes on Distributions 1	34.18%	8.83%	9.05%
Return After Taxes on Distributions and Sale of Shares 1	27.22%	8.82%	8.66%
S&P 500 ® Total Return Index (reflects no deductions for fees or expenses or taxes) 2	28.71%	18.47%	15.54%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2	The S&P 500
®
Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500
®
Total Return Index include the reinvestment of dividends.

Management of the Fund
Investment Adviser
Gotham Asset Management, LLC serves as the Fund’s investment adviser.
Portfolio Managers
•
Joel Greenblatt
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2013.
•
Robert Goldstein
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2013.
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased and sold (redeemed) on any business day when the New York Stock Exchange (the “Exchange”) is open for regular trading. Such purchases and redemptions can be made through a broker
-dealer
or other financial intermediary or directly with the Fund by sending a completed application to the addresses below.
Applications and more information can be found at www.GothamFunds.com.
Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722
Purchase by Wire for Accounts Held Directly with the Fund
Please contact Fund shareholder services (“Shareholder Services”) toll
-free
at (877) 974
-6852
for current wire instructions.
Minimum Investment Requirements
The minimum initial investment for shares is $100,000 and the minimum for each subsequent investment is $250.
Redemption by Telephone for Accounts Held Directly with the Fund
Call Shareholder Services toll
-free
at (877) 974
-6852
.
Redemption Online for Accounts Held Directly with the Fund
Redemptions can be made through our website at
www.GothamFunds.com
.
Purchases and Redemptions for Accounts Held through a Financial Intermediary
Contact your financial intermediary.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker
-dealer
or other intermediary and your salesperson to recommend the Fund over another investment. In addition, if you purchase the Fund through a broker
-dealer
, you may be required to pay a commission to your broker depending on your arrangements with them. Ask your salesperson or visit your financial intermediary’s website for more information or visit
www.GothamFunds.com
.

GOTHAM NEUTRAL FUND
Investment Objective
The Gotham Neutral Fund (the “Fund”) seeks long
-term
capital appreciation with minimal correlation to the general stock market.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees 1	1.50%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses 1	0.57%
Total Annual Fund Operating Expenses 1,2	2.07%
Fee Waivers and/or Expenses Reimbursements 2	(0.57)%
Total Annual Fund Operating Expenses After Fee Waivers and/ or Expense Reimbursements 2	1.50%
1	“Other Expenses” does not include direct or indirect costs associated with the swap(s) used by the Fund to obtain its long and short exposure. Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund’s performance is net of all such embedded swap fees and expenses.
2	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$153	$594	$1,061	$2,355
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 282% of the average value of its portfolio.

Summary of Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity
-related
securities, primarily companies traded on U.S. markets. The Fund generally takes long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.
The Adviser seeks to maintain the Fund’s net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 0% – 30%. The Fund may invest in companies of any size and it is anticipated that the Fund will hold several hundred long positions and a similar number of short positions.
The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom
-up
, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:
•
Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
•
Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
•
Updating the analysis for earning releases, annual (Form 10
-K
) and quarterly (Form 10
-Q
) reports and other corporate filings; and
•
Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.
Generally the long portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portfolio is generally weighted most heavily towards those short positions selling at the largest premium to the Adviser’s measures of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.
The Fund currently obtains its long exposure through direct investments in securities and through one or more swaps and its short exposure through one or more swaps. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions on a daily basis, the Fund will experience a high portfolio turnover rate.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•
Equity Risk:
The Fund invests primarily in equity and equity
-related
securities. Equity and equity
-related
securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.
•
Market Risk:
The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the

Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Value Style Risk:
The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund will short securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.
•
Derivatives Risk:
The Fund may obtain portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.
•
Counterparty Risk:
Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
•
Short Sale Risk:
Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.
•
Leverage:
The Fund will utilize leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.
•
Liquidity Risk:
The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.
•
Database Errors:
The investment strategy used by the Adviser relies on proprietary databases and third
-party
data sources. Data entries made by the Adviser’s team of financial analysts or third
-parties
may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.
•
Systems Risk:
The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.
•
Small and Mid
-Cap
Securities Risk:
The Fund will invest in large, mid and small cap companies. Investments in small and mid
-cap
companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short
-term
. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
•
High Portfolio Turnover Risk:
The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its long and short positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and

•
Securities Lending Risk:
The Fund may make secured loans of its portfolio securities in an amount not exceeding 33
1
/
3
% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline.
•
OTC Trading Risk:
Certain of the derivatives in which the Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
Performance Information
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past eight calendar years and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available
on the Fund’s
website
at www.GothamFunds.com or by calling the Fund toll
-free
at (877) 974-6852.

During the periods shown in the chart:
Best Quarter	Worst Quarter
9.01%	(7.55)%
(December 31, 2021)	(March 31, 2020)
Gotham Neutral Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2021	1 Year	5 Years	Since Inception (August 30, 2013)
Class I Shares Return Before Taxes	19.25%	(0.50)%	0.57%
Return After Taxes on Distributions 1	19.25%	(0.50)%	0.44%
Return After Taxes on Distributions and Sale of Shares 1	11.40%	(0.38)% 2	0.40%
The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees or expenses or taxes) 3	0.05%	1.14%	0.74%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Class I Shares Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant period.
3	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.
Management of the Fund
Investment Adviser
Gotham Asset Management, LLC serves as the Fund’s investment adviser.
Portfolio Managers
•
Joel Greenblatt
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2013.
•
Robert Goldstein
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2013.
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased and sold (redeemed) on any business day when the New York Stock Exchange (the “Exchange”) is open for regular trading. Such purchases and redemptions can be made through a broker
-dealer
or other financial intermediary or directly with the Fund by sending a completed application to the addresses below.
Applications and more information can be found at www.GothamFunds.com.
Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722
Purchase by Wire for Accounts Held Directly with the Fund
Please contact Fund shareholder services (“Shareholder Services”) toll
-free
at (877) 974
-6852
for current wire instructions.
Minimum Investment Requirements
The minimum initial investment for shares is $100,000 and the minimum for each subsequent investment is $250.
Redemption by Telephone for Accounts Held Directly with the Fund
Call Shareholder Services toll
-free
at (877) 974
-6852
.
Redemption Online for Accounts Held Directly with the Fund
Redemptions can be made through our website at
www.GothamFunds.com
.
Purchases and Redemptions for Accounts Held through a Financial Intermediary
Contact your financial intermediary.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker
-dealer
or other intermediary and your salesperson to recommend the Fund over another investment. In addition, if you purchase the Fund through a broker
-dealer
, you may be required to pay a commission to your broker depending on your arrangements with them. Ask your salesperson or visit your financial intermediary’s website for more information or visit
www.GothamFunds.com
.

GOTHAM INDEX PLUS FUND
Investment Objective
The Gotham Index Plus Fund (the “Fund”) seeks to outperform the S&P 500
®
Index over most annual periods.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): 1
Management Fees 1	0.98%	0.98%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Acquired Fund Fees and Expenses (“AFFE”) 1	0.02%	0.02%
Other Expenses 2	0.24%	0.24%
Total Annual Fund Operating Expenses 1,3,4	1.24%	1.49%
Fee Waivers and/or Expense Reimbursements 4	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers and/ or Expense Reimbursements 1,3,4	1.15%	1.40%
1	Effective February 1, 2021, (a) the investment advisory agreement between FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham Asset Management, LLC (“Gotham” or the “Adviser”) was amended to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and (b) the Fund’s expense limitation agreement was revised to limit the Fund’s “Other Expenses” to 0.15% with respect to Institutional Class shares and 0.15%, with respect to Investor Class shares (see footnote 4 below). With respect to item (a) above, the amount of such reduction shall be calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in an underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.00% annual investment advisory fee paid by the Fund prior to February 1, 2021.
2	“Other Expenses” does not include direct or indirect costs associated with the swap(s) used by the Fund to obtain its long and short exposure. Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund’s performance is net of all such embedded swap fees and expenses.
3	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders on the financial highlights table, which reflects the operating expenses of the Fund and does not include AFFE.
4	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.15%, with respect to Institutional Class shares, (on an annual basis) and 0.15%, with respect to Investor Class shares, (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares and Investor Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$117	$385	$672	$1,492
Investor Class	$143	$462	$805	$1,772
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). In addition, the Fund may invest a significant portion of its assets in one or more underlying funds on which the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of such underlying funds; however such underlying funds do pay transaction costs when they trade their portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity
-related
securities. The Adviser will invest a portion of the assets in securities intended to track or exceed the performance of the S&P 500
®
Index (the “Index”) and additional exposure to a long/short portfolio (the “Long/Short Portfolio”), consisting of long and short positions, generally selected from the largest 500 to 700 U.S. companies by market capitalization.
The Fund is not a passive index fund, but instead utilizes an enhanced index or “index plus” strategy.
The Long/Short Portfolio will consist of long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation. Under normal market conditions, the Fund intends to target a net exposure of approximately 100% and a gross exposure in the range of approximately 250 – 290%.
In determining in which securities to take a long or short position for the Long/Short Portfolio, the Adviser employs a systematic, bottom
-up
, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:
•
Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
•
Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
•
Updating the analysis for earning releases, annual (Form 10
-K
) and quarterly (Form 10
-Q
) reports and other corporate filings; and
•
Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.
Generally, the long portion of the Long/Short Portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the Long/Short Portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The Long/Short Portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.

The Fund may obtain exposure to the Index or invest some or all of the long portion of the Long/Short Portfolio through investment in one or more exchange
-traded
funds (“ETFs”) or mutual funds intended to track or exceed the performance of the Index. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub
-advised
by the Adviser. Presently, the Fund obtains some or all of its exposure to the Index and/or invests some or all of the long portion of the Long/Short Portfolio through its investment in the Gotham Enhanced 500 ETF. The Gotham Enhanced 500 ETF is an actively managed ETF sub
-advised
by Gotham that invests in securities of issuers included in the Index weighted based on the Gotham’s assessment of value and each security’s weight in the Index.
The Fund currently obtains its long exposure through direct investment in securities, investments in other ETFs and mutual funds and through one or more swaps and its short exposure through one or more swaps. In addition, the Fund may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions on a daily basis, the Fund will experience a high portfolio turnover rate.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•
Equity Risk:
The Fund invests primarily in equity and equity
-related
securities. Equity and equity
-related
securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.
•
Market Risk:
The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Value Style Risk:
The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund will short securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.
•
Underlying Fund Risk:
 The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.

•
Derivatives Risk:
The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.
•
Counterparty Risk:
Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
•
Short Sale Risk:
Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.
•
Leverage:
The Fund will utilize leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

•
Liquidity Risk:
The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.
•
Strategy Risk:
Because the Fund utilizes an enhanced index or “index plus” strategy and the Adviser actively manages individual securities in addition to the Index Investment, the Fund’s investment exposure to individual securities will not match those of the Index and the Fund’s performance may not correlate with the performance of an Index.
•
Database Errors:
The investment strategy used by the Adviser relies on proprietary databases and third
-party
data sources. Data entries made by the Adviser’s team of financial analysts or third
-parties
may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.
•
Systems Risk:
The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.
•
High Portfolio Turnover Risk:
The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its long and short positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short
-term
capital gains to investors, which are taxed as ordinary income.
•
Securities Lending Risk:
The Fund may make secured loans of its portfolio securities in an amount not exceeding 33
1
/
3
% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline.
•
OTC Trading Risk:
Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

•
ETF Risk:
An investment in an exchange
-traded
fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests, except with respect to investments in the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.
Performance Information
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class performance for the past six calendar years in the bar chart and by showing how the Fund’s average annual returns in the table for one year and since inception periods compared with those of the S&P 500
®
Total Return Index, a broad measure of market performance. Performance reflects any contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Investor Class shares have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Distribution and/or Service (Rule 12b-1) Fees are not reflected in the bar chart or the calendar year-to-date returns; if Distribution and/or Service (Rule 12b-1) Fees were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

 During the periods shown in the chart:
Best Quarter	Worst Quarter
17.65%	(22.01)%
(June 30, 2020)	(March 31, 2020)

Gotham Index Plus Fund Institutional Class S hares Average Annual Total Returns for the periods ended December 31, 2021	1 Year	5 Years	Since Inception (March 31, 2015)
Institutional Class Shares Return Before Taxes	32.75%	15.54%	14.03%
Return After Taxes on Distributions 1	31.11%	14.93%	13.46%
Return After Taxes on Distributions and Sale of Shares 1	20.52%	12.41%	11.32%
S&P 500 ® Total Return Index (reflects no deductions for fees, expenses or taxes) 2	28.71%	18.47%	15.37%

Gotham Index Plus Fund Investor Class S hares Average Annual Total Returns for the periods ended December 31, 2021 3	1 Year	5 Years	Since Inception (March 31, 2015)
Investor Class Shares Return Before Taxes	32.42%	15.25%	13.75%
S&P 500 ® Total Return Index (reflects no deductions for fees, expenses or taxes) 2	28.71%	18.47%	15.37%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2	The S&P 500
®
Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500
®
Total Return Index include the reinvestment of dividends.
3	Performance shown for the periods prior to Investor Class inception on December 29, 2017 is the performance of Institutional Class shares, adjusted to reflect the monthly deduction of the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement applicable to Investor Class shares effective at the commencement of operations of Investor Class shares.
Management of the Fund
Investment Adviser
Gotham Asset Management, LLC serves as the Fund’s investment adviser.
Portfolio Managers
•
Joel Greenblatt
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2015.
•
Robert Goldstein
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased and sold (redeemed) on any business day when the New York Stock Exchange (the “Exchange”) is open for regular trading. Such purchases and redemptions can be made through a broker
-dealer
or other financial intermediary or directly with the Fund by sending a completed application to the addresses below.
Applications and more information can be found at www.GothamFunds.com.
Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722
Purchase by Wire for Accounts Held Directly with the Fund
Please contact Fund shareholder services (“Shareholder Services”) toll
-free
at (877) 974
-6852
for current wire instructions.

Minimum Investment Requirements
Institutional Shares
The minimum initial investment for shares is $100,000 and the minimum for each subsequent investment is $250.
Investor
Class S
hares
The minimum initial investment for shares is $2,500 and the minimum for each subsequent investment is $100.
Redemption by Telephone for Accounts Held Directly with the Fund
Call Shareholder Services toll
-free
at (877) 974
-6852
.
Redemption Online for Accounts Held Directly with the Fund
Redemptions can be made through our website at
www.GothamFunds.com
.
Purchases and Redemptions for Accounts Held through a Financial Intermediary
Contact your financial intermediary.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker
-dealer
or other intermediary and your salesperson to recommend the Fund over another investment. In addition, if you purchase the Fund through a broker
-dealer
, you may be required to pay a commission to your broker depending on your arrangements with them. Ask your salesperson or visit your financial intermediary’s website for more information or visit
www.GothamFunds.com
.

GOTHAM LARGE VALUE FUND
Investment Objective
The Gotham Large Value Fund (the “Fund”) seeks long
-term
capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses 1	1.05%
Fee Waivers and/or Expense Reimbursements 1	(0.30)%
Total Annual Fund Operating Expenses After Fee Waivers and/ or Expense Reimbursements 1	0.75%
1	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to August 31, 2018, the Expense Limitation was 0.95%.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$77	$304	$550	$1,255
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 226% of the average value of its portfolio.

Summary of Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal circumstances in long positions of equity securities. The Fund seeks a total return greater than that of the S&P 500
®
Index over a full market cycle, which is a period that includes both a bull (rising) market and a bear (falling) market cycle. The Fund will primarily invest in U.S. common stocks of companies listed in the S&P 500
®
Index, but may invest in other large capitalization companies, primarily selected from the largest 500 – 700 U.S. companies based on market capitalization. The Fund will generally take long positions in securities that the Adviser believes to be undervalued based on the Adviser’s analysis of the issuer’s financial reports and market valuation.
The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom
-up
, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued on both an absolute and relative basis. This approach consists of:
•
Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
•
Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
•
Updating the analysis for earning releases, annual (Form 10
-K
) and quarterly (Form 10
-Q
) reports and other corporate filings; and
•
Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs based on the Adviser’s assessment of value.
Generally the portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies. Because the Fund generally rebalances its positions on a daily basis, the Fund will experience a high portfolio turnover rate.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return.
It is possible to lose money by investing in the Fund.
•
Equity Risk:
The Fund invests primarily in equity and equity
-related
securities. Equity and equity
-related
securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.
•
Market Risk:
The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.

•
Value Style Risk:
The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods.
•
Database Errors:
The investment strategy used by the Adviser relies on proprietary databases and third
-party
data sources. Data entries made by the Adviser’s team of financial analysts or third
-parties
may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.
•
Systems Risk:
The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.
•
High Portfolio Turnover Risk:
The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short
-term
capital gains to investors, which are taxed as ordinary income.

Performance Information
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past six calendar years and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the S&P 500
®
Total Return Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (877) 974-6852.
 During the periods shown in the chart:
Best Quarter	Worst Quarter
18.25%	(26.07)%
(June 30, 2020)	(March 31, 2020)
Gotham Large Value Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2021	1 Year	5 Years	Since Inception (December 31, 2015)
Class I Shares Return Before Taxes	28.99%	14.93%	14.59%
Return After Taxes on Distributions 1	24.08%	12.92%	12.73%
Return After Taxes on Distributions and Sale of Shares 1	20.49%	11.54%	11.34%
S&P 500 ® Total Return Index (reflects no deductions for fees, expenses or taxes) 2	28.71%	18.47%	17.36%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2	The S&P 500
®
Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500
®
Total Return Index include the reinvestment of dividends.
Management of the Fund
Investment Adviser
Gotham Asset Management, LLC serves as the Fund’s investment adviser.

Portfolio Managers
•
Joel Greenblatt
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2015.
•
Robert Goldstein
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased and sold (redeemed) on any business day when the New York Stock Exchange (the “Exchange”) is open for regular trading. Such purchases and redemptions can be made through a broker
-dealer
or other financial intermediary or directly with the Fund by sending a completed application to the addresses below.
For applications and more information call Shareholder Services toll
-free
at (877) 974
-6852
(“Shareholder Services”).
Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722
Purchase by Wire for Accounts Held Directly with the Fund
Please contact Shareholder Services toll
-free
at (877) 974
-6852
for current wire instructions.
Minimum Investment Requirements
The minimum initial investment for shares is $100,000 and the minimum for each subsequent investment is $250.
Redemption by Telephone for Accounts Held Directly with the Fund
Call Shareholder Services toll
-free
at (877) 974
-6852
.
Purchases and Redemptions for Accounts Held through a Financial Intermediary
Contact your financial intermediary.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker
-dealer
or other intermediary and your salesperson to recommend the Fund over another investment. In addition, if you purchase the Fund through a broker
-dealer
, you may be required to pay a commission to your broker depending on your arrangements with them. Ask your salesperson or visit your financial intermediary’s website for more information or visit
www.GothamFunds.com
.

GOTHAM ENHANCED S&P 500 INDEX FUND
Investment Objective
The Gotham Enhanced S&P 500 Index Fund (the “Fund”) seeks long
-term
capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investme nt): 1
Management Fees 1	0.50%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses 2	0.15%
Total Annual Fund Operating Expenses 1,2,3	0.65%
Fee Waivers and/or Expense Reimbursements 3	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/ or Expense Reimbursements 1,2,3	0.50%
1	Effective February 1, 2021, (a) the investment advisory agreement between FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham Asset Management, LLC (“Gotham” or the “Adviser”) was amended to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and (b) the Fund’s expense limitation agreement was revised to limit the Fund’s “Other Expenses” to 0.00% (see footnote 3 below). Accordingly, “Annual Fund Operating Expenses” have been restated to reflect current fees as if this reduction was in effect during the entire fiscal year ended September 30, 2021. With respect to item (a) above the amount of such reduction shall be calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in an underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 0.50% annual investment advisory fee paid by the Fund prior to February 1, 2021.
2	"Other Expenses” have been restated to reflect current fees as if the following change, effective as of November 1, 2020, was in effect during the entire fiscal year ended September 30, 2021: the Trust, on behalf of the Fund, and Gotham entered into a Support, Service and Fee Assumption Agreement (“Support Agreement”) pursuant to which Gotham supports the Fund’s non-investment advisory operations by (i) performing or contracting for certain operational support services of the Fund, and (ii) assuming certain of the Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Fund by the Trust. In exchange for the performance of services and the assumption of payment obligations, Gotham receives a fee of the lesser of (a) the annualized rate of 0.15% of the Fund’s average daily net assets, or (b) the actual amount of the Gotham’s payment obligation under the Support Agreement.
3	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of the Trust approves its earlier termination.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$51	$193	$347	$796
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). In addition, the Fund may invest a significant portion of its assets in one or more underlying funds on which the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of such underlying funds; however such underlying funds do pay transaction costs when they trade their portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 178% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in securities of issuers included in the S&P 500
®
Index (the “Index”) at the time of purchase, but not necessarily at index weightings. For purposes of this 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes. This 80% policy may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.
The Fund is not a passive index fund, but instead utilizes an enhanced index or “index plus” strategy. The “enhanced” strategy allows the Adviser to use its own analytical framework to weight its investments in the securities included in the Index in an attempt to outperform the performance of the Index.
The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom
-up
, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:
•
Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
•
Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
•
Updating the analysis for earning releases, annual (Form 10
-K
) and quarterly (Form 10
-Q
) reports and other corporate filings; and
•
Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs based on the Adviser’s assessment of value.
The Fund may obtain exposure to the Index through investment in one or more exchange
-traded
funds (“ETFs”) or mutual funds intended to track or exceed the performance of the Index. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub
-advised
by the Adviser.
The Fund will generally take positions in securities that comprise the Index and weight those securities based on the Adviser’s assessment of value and the individual security’s weight in the Index. The portfolio is rebalanced (generally daily) to manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies. Because the Fund generally rebalances its positions on a daily basis, the Fund will experience a high portfolio turnover rate.

The S&P 500
®
Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), which is independent of the Fund and the Adviser. The Adviser has entered into a license agreement with SPDJI to use the Index. The Adviser sublicenses rights in the Index to the Fund at no charge. Standard & Poor’s
®
, S&P
®
and S&P 500
®
are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500
®
Index.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•
Equity Risk:
The Fund invests primarily in equity and equity
-related
securities. Equity and equity
-related
securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.
•
Market Risk:
The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Value Style Risk:
The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods.
•
Underlying Fund Risk:
 The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.
•
Strategy Risk:
Because the Fund utilizes an enhanced index or “index plus” strategy and the Adviser actively manages individual securities in addition to the Index Investment, the Fund’s investment exposure to individual securities will not match those of the Index and the Fund’s performance may not correlate with the performance of an Index.

•
Database Errors:
The investment strategy used by the Adviser relies on proprietary databases and third
-party
data sources. Data entries made by the Adviser’s team of financial analysts or third
-parties
may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.
•
Systems Risk:
The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data.
As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programing (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.
•
High Portfolio Turnover Risk:
The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its long positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short
-term
capital gains to investors, which are taxed as ordinary income.
•
ETF Risk:
An investment in an exchange
-traded
fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests, except with respect to investments in the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Performance Information
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past five calendar years and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the S&P 500
®
Total Return Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (877) 974-6852.

During the periods shown in the chart:
Best Quarter	Worst Quarter
19.32%	(19.63)%
(June 30, 2020)	(March 31, 2020)
Gotham Enhanced S&P 500 Index Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2021	1 Year	5 Years	Since Inception (December 30, 2016)
Class I Shares Return Before Taxes	27.78%	18.05%	18.04%
Return After Taxes on Distributions 1	25.84%	16.11%	16.10%
Return After Taxes on Distributions and Sale of Shares 1	17.78%	13.97%	13.96%
S&P 500 ® Total Return Index (reflects no deductions for fees, expenses or taxes) 2	28.71%	18.47%	18.47%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2	The S&P 500
®
Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500
®
Total Return Index include the reinvestment of dividends.
Management of the Fund
Investment Adviser
Gotham Asset Management, LLC serves as the Fund’s investment adviser.

Portfolio Managers
•
Joel Greenblatt
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2016.
•
Robert Goldstein
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2016.
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased and sold (redeemed) on any business day when the New York Stock Exchange (the “Exchange”) is open for regular trading. Such purchases and redemptions can be made through a broker
-dealer
or other financial intermediary, or directly with the Fund by sending a completed application to the addresses below.
For applications and more information call Shareholder Services toll
-free
at (877) 974
-6852
.
Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722
Purchase by Wire for Accounts Held Directly with the Fund
Please contact Shareholder Services toll
-free
at (877) 974
-6852
for current wire instructions.
Purchases and Redemptions for Accounts Held through a Financial Intermediary
Contact your financial intermediary.
Minimum Investment Requirements
The minimum initial investment for shares is $5,000 and the minimum for each subsequent investment is $100.
Redemption by Telephone for Accounts Held Directly with the Fund
Call Shareholder Services toll
-free
at (877) 974
-6852
.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker
-dealer
or other intermediary and your salesperson to recommend the Fund over another investment. In addition, if you purchase the Fund through a broker
-dealer
, you may be required to pay a commission to your broker depending on your arrangements with them. Ask your salesperson or visit your financial intermediary’s website for more information or visit
www.GothamFunds.com
.

GOTHAM HEDGED CORE FUND
Investment Objective
The Gotham Hedged Core Fund (the “Fund”) seeks long
-term
capital appreciation and to achieve positive returns during most annual periods in an efficient, risk
-adjusted
manner.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investmen t):
Management Fees	0.70%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses 1,2	0.96%
Dividend and Interest Expense on Securities Sold Short	0.81%
Other Operating Expenses	0.15%
Total Annual Fund Operating Expenses 2	1.66%
Fee Waivers and/or Expense Reimbursements 2	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements 2	1.66%
1	"Other Expenses” have been restated to reflect current fees as if the following change, effective as of February 1, 2021, was in effect during the entire fiscal year ended September 30, 2021: FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham entered into a Support, Service and Fee Assumption Agreement (“Support Agreement”) pursuant to which Gotham Asset Management, LLC (“Gotham” or the “Adviser”) supports the Fund’s non-investment advisory operations. Under the Support Agreement, Gotham supports the Fund’s non-investment advisory operations by (a) performing or contracting for certain operational support services of the Fund, and (b) assuming certain of the Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Fund by the Trust. In exchange for the performance of services and the assumption of payment obligations, Gotham receives a fee of the lesser of (x) the annualized rate of 0.15% of the Fund’s average daily net assets, or (y) the actual amount of the Gotham’s payment obligation under the Support Agreement.
2	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$169	$523	$902	$1,965
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 205% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity securities generally selected from the largest 1000 U.S. companies by market capitalization.
The Fund will consist of long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.
The Fund intends to target a net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70 – 100%. The gross exposure, which is the value of the Fund’s long positions plus its short positions, is expected to be in the range of approximately 175 – 200%. The Fund targets a beta significantly less than the S&P 500.
In determining which individual securities to purchase or short, the Adviser employs a systematic, bottom
-up
, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:
•
Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
•
Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
•
Updating the analysis for earning releases, annual (Form 10
-K
) and quarterly (Form 10
-Q
) reports and other corporate filings; and
•
Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.
Generally, the long portion of the portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.
The Fund may obtain its long exposure through direct investment in securities and through one or more swaps and its short exposure through one or more swaps. The Fund may invest in ETFs, including to manage capital flows. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions on a daily basis, the Fund will experience a high portfolio turnover rate.

Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•
Equity Risk:
The Fund invests primarily in equity and equity
-related
securities. Equity and equity
-related
securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.
•
Market Risk:
The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Value Style Risk:
The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund will short securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.
•
Short Sale Risk:
Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.
•
Leverage:
The Fund will utilize leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

•
Liquidity Risk:
The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.
•
Database Errors:
The investment strategy used by the Adviser relies on proprietary databases and third
-party
data sources. Data entries made by the Adviser’s team of financial analysts or third
-parties
may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.
•
Systems Risk:
The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.
•
High Portfolio Turnover Risk:
The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its long and short positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short
-term
capital gains to investors, which are taxed as ordinary income.
•
Securities Lending Risk:
The Fund may make secured loans of its portfolio securities in an amount not exceeding 33
1
/
3
% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline.
•
ETF Risk:
An investment in an exchange
-traded
fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Performance Information
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past five calendar years and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the S&P 500
®
Total Return Index and the HFRX Equity Hedge Index, each a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (877) 974-6852.
During the periods shown in the chart:
Best Quarter	Worst Quarter
12.49%	(13.21)%
(December 31, 2021)	(March 31, 2020)
Gotham Hedged Core Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2021	1 Year	5 Years	Since Inception (September 30, 2016)
Class I Shares Return Before Taxes	27.87%	11.37%	11.73%
Return After Taxes on Distributions 1	22.82%	9.32%	9.77%
Return After Taxes on Distributions and Sale of Shares 1	19.78%	8.66%	9.00%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes) 2	12.14%	5.29%	5.19%
S&P 500 ® Total Return Index (reflects no deductions for fees, expenses or taxes) 3	28.71%	18.47%	18.36%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2	The HFRX Equity Hedge Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge Strategies. Equity Hedge Strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short.

3	The S&P 500
®
Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500
®
Total Return Index include the reinvestment of dividends.
Management of the Fund
Investment Adviser
Gotham Asset Management, LLC serves as the Fund’s investment adviser.
Portfolio Managers
•
Joel Greenblatt
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2016.
•
Robert Goldstein
is a Managing Principal and Co
-Chief
Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception in 2016.
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased and sold (redeemed) on any business day when the New York Stock Exchange (the “Exchange”) is open for regular trading. Such purchases and redemptions can be made through a broker
-dealer
or other financial intermediary or directly with the Fund by sending a completed application to the addresses below.
For applications and more information call Shareholder Services toll
-free
at (877) 974
-6852
(“Shareholder Services”).
Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722
Purchase by Wire for Accounts Held Directly with the Fund
Please contact Shareholder Services toll
-free
at (877) 974
-6852
for current wire instructions.
Minimum Investment Requirements
The minimum initial investment for shares is $25,000 and the minimum for each subsequent investment is $250.
Redemption by Telephone for Accounts Held Directly with the Fund
Call Shareholder Services toll
-free
at (877) 974
-6852
.
Purchases and Redemptions for Accounts Held through a Financial Intermediary
Contact your financial intermediary.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax
-deferred
arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax
-deferred
account in which the shares are held may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker
-dealer
or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker
-dealer
or other intermediary and your salesperson to recommend the Fund over another investment.  In addition, if you purchase the Fund through a broker
-dealer
, you may be required to pay a commission to your broker depending on your arrangements with them. Ask your salesperson or visit your financial intermediary’s website for more information or visit
www.GothamFunds.com
.

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISK S
INVESTMENT OBJECTIVES
The Gotham Absolute Return Fund (the “Absolute Return Fund”) seeks to achieve long
-term
capital appreciation and to achieve positive returns during most annual periods in an efficient, risk
-adjusted
manner. The Gotham Enhanced Return Fund (the “Enhanced Return Fund”), Gotham Large Value Fund (the “Large Value Fund”) and Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index Fund”) seek long
-term
capital appreciation. The Gotham Neutral Fund (the “Neutral Fund”) seeks to achieve long
-term
capital appreciation with minimal correlation to the general stock market. The Gotham Index Plus Fund (the “Index Plus Fund”) seeks to outperform the S&P 500
®
Index over most annual periods. The Index Plus Fund attempts to outperform the S&P 500
®
Index net of the Fund’s fees and expenses. The Gotham Hedged Core Fund (“Hedged Core Fund”) seeks long
-term
capital appreciation and to achieve positive returns during most annual periods in an efficient, risk
-adjusted
manner. Although no changes are anticipated, the investment objective of each of the Absolute Return Fund, Enhanced Return Fund, Neutral Fund, Index Plus Fund, Large Value Fund, Enhanced S&P 500 Index Fund and Hedged Core Fund (each a “Fund” and collectively the “Funds”) may be changed by the Board of Trustees without shareholder approval upon 30 days’ notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.
ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES
While each Fund will be managed according to the Adviser’s investment philosophy, the holdings and performance of the Funds and other investment vehicles managed by the Adviser are expected to differ. Such differences may be the result of various factors, including, varying gross and net exposure levels, asset flows, the universe of stocks each Fund chooses from (including the relevant market capital spectrum), and other factors determined relevant by the Adviser.
The Funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the Adviser (as defined below) intends to use on a day
-to-day
basis to achieve a Fund’s investment objective. This section provides information about other strategies the Funds’ may use under normal market conditions. Additional information about these investment strategies and practices and related risks, and other strategies the Funds’ may use, is also provided in the Funds’ Statement of Additional Information (“SAI”).
Exchange Traded Funds
Each Fund may invest in shares of exchange traded funds or “ETFs” as described below and (if applicable) in its respective Fund Summary. The Funds may invest in ETFs, including to manage capital flows. ETFs are registered investment companies whose shares are publicly traded on a securities exchange and track a securities market index. As a shareholder in an investment company, a Fund would bear its pro
-rata
portion of an ETF’s expenses, except with respect to investments in the underlying funds, in addition to its own expenses. Although the Investment Company Act of 1940 (the “1940 Act”) limits investments by registered investment companies in the securities of other investment companies, registered investment companies, including the Funds, are permitted to invest in certain ETFs beyond the limits set forth in the 1940 Act, subject to certain terms and conditions including entering into an agreement with such ETF. Investments in ETFs are subject to a variety of risks, including all of the risks of a direct investment in the underlying securities that the ETF holds. ETFs are also subject to certain additional risks, including, the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track, and the risk of trading in an ETF halting due to market conditions or other reasons, based on the policies of the exchange upon which the ETF trades.
Temporary Defensive Positions/Cash Management
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may also temporarily hold all or a larger than normal portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that a Fund will achieve its investment objective.
Additional Information about Investment Strategies for the Absolute Return Fund, Enhanced Return Fund and Neutral Fund:
The Funds will generally invest in companies traded on U.S. markets, but may also invest in other equity and equity
-related
securities of both U.S. issuers and foreign issuers. Each of the Absolute Return Fund, Enhanced Return Fund and Neutral Fund currently obtains its long exposure through direct investment in securities and through one or more swaps and its short exposure through one or more swaps. The Absolute Return Fund, Enhanced Return Fund and Neutral Fund may invest in companies of any size.
With respect to the Absolute Return Fund and Enhanced Return Fund, the Funds may invest some or all of the long portion of the portfolio through investment in one or more exchange
-traded
funds (“ETFs”) or mutual funds intended to track or exceed the performance of the Index. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub
-advised
by the Adviser. Presently, it is anticipated that the Enhanced Return Fund may invest some or all of the long portion of the Funds’ portfolio through their investment in the Gotham Enhanced 500 ETF. The Gotham Enhanced 500 ETF is an actively managed ETF sub
-advised
by Gotham that invests in securities of issuers included in the Index weighted based on the Gotham’s assessment of value and each security’s weight in the Index.
With respect to the Absolute Return Fund, the Adviser seeks to maintain the Fund’s net exposure, which is the value of the Fund’s long positions minus its short positions, below 70%, but plans to maintain a positive net exposure in most market environments. The Adviser expects that the Absolute Return Fund’s gross exposure, which is the value of the Fund’s long positions plus its short positions, will generally be below 190%. For example, if the Fund starts with $100 in cash and then sells (or shorts) $60 of securities and purchases $120 of securities, the Fund would have a net exposure of 60% (120% long positions less 60% short positions) and a gross exposure of 180% (120% long positions plus 60% short positions). This example is for explanatory purposes only and is not intended to indicate the Fund’s anticipated or actual exposures at any time.
The Adviser seeks to maintain the Enhanced Return Fund’s net exposure in the range of approximately 70 – 100% and expects that the Enhanced Return Fund’s gross exposure will generally not exceed 250%.
The Adviser seeks to maintain the Neutral Fund’s net exposure in the range of approximately 0% – 30%.
Additional Information about Investment Strategies for the Index Plus Fund:
The Index Plus Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity securities and equity
-related
securities. The Adviser will invest a portion of the assets in securities intended to track or exceed the performance of the S&P 500
®
Index (the “Index”) and additional exposure to a long/short portfolio (the “Long/Short Portfolio”), consisting of long and short positions, generally selected from the largest 500 to 700 U.S. companies by market capitalization. The Adviser intends that the Index Plus Fund will have economic exposure to the Index of approximately 100%.
The Fund may obtain exposure to the Index or invest some or all of the long portion of the Long/Short Portfolio through investment in one or more exchange
-traded
funds (“ETFs”) or mutual funds intended to track or exceed the performance of the Index. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub
-advised
by the Adviser. Presently, the Fund obtains some or all of its exposure to the Index and/or invests some or all of the long portion of the Long/Short Portfolio through its investment in the Gotham Enhanced 500 ETF. The Gotham Enhanced 500 ETF is an actively managed ETF sub
-advised
by Gotham that invests in securities of issuers included in the Index weighted based on the Gotham’s assessment of value and each security’s weight in the Index.
The Long/Short Portfolio will consist of long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.
Under normal market conditions, the Index Plus Fund intends to target a net exposure of approximately 100% and a gross exposure in the range of approximately 250 – 290%.
The Long/Short Portfolio may include long and short securities that are also part of the Index Portfolio. In order to limit offsetting long and short positions in the same securities, positions in the Index Portfolio and Long/Short Portfolio may be netted against each other such that the Fund achieves the net and gross exposures described above.
The Fund currently obtains its long exposure through direct investment in securities, investments in other ETFs and mutual funds and through one or more swaps and its short exposure through one or more swaps. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in individual securities included in the Index and/or ETFs intended to track the investment results of the Index. This 80% policy may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.
Additional Information about Investment Strategies for the Large Value Fund:
The Large Value Fund will primarily invest in U.S. common stocks of companies listed in the S&P 500
®
Index, but may invest in other large capitalization companies, primarily selected from the largest 500 – 700 U.S. companies based on market capitalization.
The Fund has adopted a non
-fundamental
investment policy of investing, under normal conditions, at least 80% of its net assets in the securities of large capitalization companies (which for purposes of this policy, are those companies with market capitalizations similar to companies in the Russell 1000
®
Index or the S&P 500
®
Index). For purposes of this 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes. This 80% policy may be changed without shareholder approval by the Board of Trustees upon 60 days’ written notice to shareholders.
Additional Information about Investment Strategies for the Enhanced S&P 500 Index Fund:
The Fund may or may not hold all of the securities in the S&P 500
®
Index. The Fund expects that it will generally invest at least 80% of its assets in securities of the S&P 500
®
Index. This 80% policy may be changed by the Board of Trustees upon 60 days’ written notice to shareholders. The Fund may obtain exposure to the Index through investment in one or more exchange
-traded
funds (“ETFs”) or mutual funds intended to track or exceed the performance of the Index. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub
-advised
by the Adviser.
Additional Information about Investment Strategies for the Hedged Core Fund:
The Hedged Core Fund seeks to achieve its investment objectives by investing under normal circumstances in long and short positions of equity securities generally selected from the largest 1000 U.S. companies by market capitalization.
The Hedged Core Fund intends to target a net exposure in the range of approximately 70
-100
%. The Adviser expects that the Hedged Core Fund’s gross exposure will be in the range of approximately 175 – 200%.
RISKS
Principal Risks
The following is a list of certain principal risks that may apply to your investment in a Fund. The Absolute Return Fund, Enhanced Return Fund, Index Plus Fund and Enhanced S&P 500 Index Fund generally intend to allocate a portion of their assets in the underlying funds. Accordingly, the following risks may apply to the Index Plus Fund either directly or through its investment in the underlying funds. Further information about investment risks is available in the Fund’s SAI:
•
Equity Risk
(All Funds)
:
The Funds invest primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.
•
Market Risk (
All Funds)
:
The Funds are subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which a Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses. Recently, the outbreak of a novel and contagious form of coronavirus (“COVID
-19
”) has adversely impacted global economic activity and contributed to significant volatility in certain markets.
•
Value Style Risk
(All Funds)
:
The Adviser intends to buy securities, on behalf of the Funds, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Funds (except the Large Value Fund) will short securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.
•
Underlying Fund Risk
(All Funds except Neutral Fund, Large Value Fund and Hedged Core Fund)
:
 The ability of the Funds to meet their investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Funds’ allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Funds and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Funds are subject to the risks of an underlying fund to the extent of the Funds’ respective allocations of assets to an underlying fund.
•
Derivatives Risk
(All Funds except Large Value Fund, Enhanced S&P 500 Index Fund and Hedged Core Fund):
Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying assets, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. The value of a derivative depends largely upon price movements in the underlying instrument. Many of the risks applicable to trading the underlying instrument are also applicable to derivatives trading. However, derivatives trading is subject to a number of additional risks. Transactions in certain derivatives are subject to clearance on a U.S. national exchange and to regulatory oversight, while other derivatives are subject to risks of trading in the over-the-counter markets or on non-U.S. exchanges. A small investment in derivative instruments could have a potentially large impact on the Fund’s performance. Over-the-counter derivatives are subject to the risk of mispricing or improper valuation of the derivative.
The Funds intend to enter into swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long
-term
or short
-term
interest rates, foreign currency values, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Fund is not limited to any particular form of swap agreement if the Adviser determines that other forms are consistent with a Fund’s investment objective and policies.
Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s portfolio. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, individual equity values or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, the value of a swap agreement is likely to decline if the counterparty’s creditworthiness declines. Such a decrease in value might cause a Fund to incur losses.
As a result of the Dodd
-Frank
Act, swaps are now subject to increased regulation than they were previously. Such regulation may limit the Fund’s ability to use swaps and increase the cost of using swaps.
•
Counterparty Risk
(All Funds except Large Value Fund, Enhanced S&P 500 Index Fund and Hedged Core Fund)
:
Certain of the derivatives entered into by a Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing a Fund to suffer a loss. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of an investment in a Fund to decrease. In addition, to the extent a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. A Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of a Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by a Fund.
In situations in which a Fund is required to post margin or other collateral with a counterparty, including with a futures commission merchant or a clearing organization for futures or other derivative contracts, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, a Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors and a Fund may be exposed to the risk of being treated as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.
The Funds are subject to the risk that issuers of the instruments in which they invest and trade may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that a Fund will not sustain a loss on a transaction as a result.
Transactions entered into by a Fund may be cleared and settled through various clearing houses, custodians, depositories and prime brokers. A failure by any such entity may lead to a loss to a Fund.
•
Short Sale Risk
(All Funds Except Large Value Fund and Enhanced S&P 500 Index Fund)
:
A Fund may engage in short sales of securities. These Funds may short sell securities if the Adviser believes the securities are overvalued. A Fund may also use derivative instruments to create a position that is economically similar to a short sale. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker
-dealer
through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
Making short sales in securities that it does not own exposes a Fund to risks associated with those securities. As a result, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which such Fund closes the position. A Fund will realize a gain if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
A Fund will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales. A Fund will provide collateral to the broker
-dealer
and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. Segregation of a large percentage of a Fund’s assets could impede the Adviser’s ability to manage a Fund’s portfolio. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. A Fund will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
A Fund may use prime brokers with respect to its shorting strategy, which involves counterparty risk (See “Counterparty Risk”), including the risk that a prime broker may default on its obligation or become insolvent and that the Fund may lose its collateral deposit or short sale proceeds.
•
Leverage
(All Funds Except Large Value Fund and Enhanced S&P 500 Index Fund)
:
Each Fund will utilize leverage in its investment program. The use of leverage allows a Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by a Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if a Fund were not leveraged.
•
Liquidity Risk
(All Funds except Large Value Fund and Enhanced S&P 500 Index Fund)
:
A Fund may be subject to liquidity risk primarily due to investments in derivatives. A Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, a Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of a Fund in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that a Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, a Fund may be exposed to the risk of additional losses due to such delays.
•
Strategy Risk
(Index Plus Fund and Enhanced S&P 500 Index Fund)
:
Because the Fund utilizes an enhanced index or “index plus” strategy and the Adviser actively manages individual securities in addition to the Index Investment, the Fund’s investment exposure to individual securities will not match those of the Index and the Fund’s performance may not correlate with the performance of an Index.
•
Database Errors
(All Funds)
:
The investment strategies used by the Adviser rely on proprietary databases and third
-party
data sources. Data entries made by the Adviser’s team of financial analysts or third
-parties
may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in a Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose a Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, a Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.
•
Systems Risks
(All Funds)
:
The Funds depend on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor a Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.
•
Small and Mid
-Cap
Securities Risk
(Absolute Return Fund, Enhanced Return Fund and Neutral Fund)
:
Investments in small and mid
-cap
companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short
-term
. Further, because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
•
High Portfolio Turnover Risk
(All Funds)
:
The Funds may sell securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in a Fund’s best interest to do so. These transactions will increase a Fund’s “portfolio turnover” and a Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce a Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher fund expenses and may result in more significant distributions of short
-term
capital gains to investors, which are taxed as ordinary income.

•
Securities Lending Risk
(All Funds Except Large Value Fund and Enhanced S&P 500 Index Fund)
:
A Fund may make secured loans of its portfolio securities in an amount not exceeding 33
1
/
3
% of the value of such Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of a Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, a Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because a Fund may use collateral to purchase any investments in accordance with its investment objective, a Fund’s securities lending transactions may result in investment leverage. A Fund bears the risk that the value of investments made with collateral may decline.
•
OTC Trading Risk
(All Funds except Large Value Fund, Enhanced S&P 500 Index Fund and Hedged Core Fund)
:
Certain of the derivatives in which a Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
•
ETF Risk
(All Funds)
:
A Fund may invest in ETFs, which are typically open
-end
investment companies or unit investment trusts. By investing in securities of an ETF, a Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETF in which a Fund invests, except with respect to investments in the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, your cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) trading of an underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF’s returns from that of its corresponding index. Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs will be borne by the Fund.
Other Risks:
In addition to the principal risks described above, the Funds may also be subject to the following risk.
•
Cybersecurity Risk
(All Funds)
:
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Funds. The Adviser and Funds may be susceptible to operational and information security risk. Cybersecurity failures or breaches of the Adviser or the Funds’ other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of a Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Funds and their shareholders could be negatively impacted as a result.
Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI, which is available, free of charge, by calling Shareholder Services toll
-free
at (877) 974
-6852
and on the Funds’ website at
www.GothamFunds.com
. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at
www.sec.gov
.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUN D
The Board of Trustees of the Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day
-to-day
management required by a Fund and its shareholders.
INVESTMENT ADVISER
Gotham is a registered investment adviser located at 535 Madison Avenue, 30 th
Floor, New York, New York 10022. Gotham is a value-oriented investment firm managing long/short and long-only investment strategies. In addition to serving as the investment adviser to the Funds, Gotham provides portfolio management services to other mutual funds, private funds, separately managed accounts and an ETF. Gotham, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations.
The aggregate fee paid to the Adviser (net of any fees waived, expenses reimbursed or fees and expenses recouped by the Adviser) for the most recent fiscal year, as a percentage of average daily net assets, is set forth in the table below.
Fund	For the Fiscal Year Ended September 30, 2021
Gotham Absolute Return Fund	1.23%
Gotham Enhanced Return Fund	1.21%
Gotham Neutral Fund	0.93%
Gotham Index Plus Fund	0.91%
Gotham Large Value Fund	0.45%
Gotham Enhanced S&P 500 Index Fund	0%
Gotham Hedged Core Fund	0%
To the extent that any portion of a Fund’s assets are invested in underlying funds, Gotham has agreed to reduce the Fund annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to Fund assets invested in underlying funds.
A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of each Fund, is available in the Funds’ annual report to shareholders dated September
30, 2021.
Effective November
1, 2020, on behalf of the Gotham Enhanced S&P 500 Index Fund, and effective February
1,
2021, on behalf of the Gotham Hedged Core Fund, the Trust entered into a Support, Service and Fee Assumption Agreement (“Agreement”) with the Adviser, pursuant to which the Adviser has agreed to support the Gotham Enhanced S&P 500 Index Fund’s and the Gotham Hedged Core Fund’s non
-investment
advisory operations by (i) performing or contracting for certain operational support services of the Gotham Enhanced S&P 500 Index Fund and Gotham Hedged Core Fund, and/or (ii) assuming certain of the Gotham Enhanced S&P 500 Index Fund’s and Gotham Hedged Core Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Gotham Enhanced S&P 500 Index Fund and the Gotham Hedged Core Fund by the Trust. In exchange for the performance and/or assumption of services and payment obligations, the Adviser is entitled to a fee, computed daily and payable monthly, of the lesser of (i) the annualized rate of 0.15% of the Gotham Enhanced S&P 500 Index Fund’s and the Gotham Hedged Core Fund’s average daily net assets, or (ii) the actual amount of the Adviser’s payment obligation under the Agreement.
The Adviser will experience conflicts of interest in connection with the management of the Funds, relating to: (i) the allocation of the Adviser’s time and resources between the Funds and other investment activities and clients; (ii) the allocation of investment opportunities by the Adviser and its affiliates among the Funds and other clients; (iii) compensation to the Adviser; (iv) the formation of additional investment funds by the Adviser; (v) differing recommendations given by the Adviser to the Funds versus other clients; and (vi) restrictions on the Adviser’s use of “inside information” with respect to potential investments by the Funds. Personnel of the Adviser have and may in the future also take positions in securities which may be the same as, or contrary to, positions in the Funds. The Adviser has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Funds and accounts and that are designed to ensure that all client accounts are treated fairly and equitably over time.
In addition, the Funds are subject to investments imposed by the 1940 Act. Private funds and accounts managed by the Adviser are not subject to these restrictions. For these and other reasons, a Fund’s performance may differ significantly from the results achieved by other accounts. The Funds’ SAI provides additional information about conflicts of interest.

PORTFOLIO MANAGERS
Joel Greenblatt, Co
-Chief
Investment Officer & Portfolio Manager,
serves as a Managing Principal and Co
-Chief
Investment Officer of Gotham Asset Management, LLC, the successor to the investment advisory business of Gotham Capital, an investment firm he founded in 1985. For over two decades, he has been a professor on the adjunct faculty of Columbia Business School teaching “Value and Special Situation Investing”. Mr.
Greenblatt is a director of Pzena Investment Management, Inc., a global investment management firm. He formerly served on the Investment Boards of the University of Pennsylvania and the UJA Federation. Mr.
Greenblatt is the author of
You Can Be A Stock Market Genius
(Simon & Schuster, 1997),
The Little Book that Beats the Market
(Wiley, 2005),
The Little Book that Still Beats the Market
(Wiley, 2010), and
The Big Secret for the Small Investor
(Random House, 2011), and Common Sense: The Investor’s Field Guide to Equality, Opportunity and Growth (Columbia University Press, 2020). He was formerly Chairman of the Board of Alliant Techsystems, a NYSE
-listed
aerospace and defense contractor. He holds a BS (1979) and an MBA (1980) from the Wharton School of the University of Pennsylvania.
Robert Goldstein, Co
-Chief
Investment Officer & Portfolio Manager,
serves as a Managing Principal and Co
-Chief
Investment Officer of Gotham Asset Management, LLC, the successor to the investment advisory business of Gotham Capital, which he joined in 1989. Mr.
Goldstein also founded and served as Managing Partner (1989 – 1997) of Metropolis Partners, a value and special situation investment partnership managing capital on behalf of institutions and wealthy individuals before returning capital to outside investors at the end of 1997. Mr.
Goldstein currently serves on the Board of Trustees of the Museum of the City of New York. He holds a BA (1988), magna cum laude
, from Tufts University.
The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of Fund shares.

SHAREHOLDER INFORMATIO N
PRICING OF SHARES
The price of each Fund’s shares is based on its NAV. The NAV per share of a Fund is calculated as follows:
Each Fund’s NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
Each Fund’s equity securities listed on any national or foreign exchange market system will generally be valued at the last sale price. Equity securities traded in the over
-the-counter
market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sale price and the close of the Exchange are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to each Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market
-based
data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which a Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time a Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re
-evaluated
in light of such

significant events. The SEC recently adopted new Rule 2a
-5
under the 1940 Act, which will establish an updated regulatory framework for registered investment company valuation practices and may impact the Funds’ valuation policies. The Funds will not be required to comply with the new rule until September
8, 2022.
PURCHASE OF SHARES
Shares of the Funds may be purchased and sold (redeemed) on any business day, normally any day when the Exchange is open for regular trading. Such purchases and redemptions can be made through a broker
-dealer
or other financial intermediary, or directly with the Funds. Shares are available to individuals, corporations and other institutions such as trusts, endowments, foundations or broker
-dealers
purchasing for the accounts of others who can meet the required investment minimum.
Shares are offered on a continuous basis by Foreside Funds Distributors LLC (the “Underwriter”). The shares are sold without the imposition by a Fund of any sale charges. Sales of Institutional Class shares of each Fund’s shares are not subject to a Rule 12b
-1
fee. You will not be charged any additional fees by a Fund (other than those described in this Prospectus) if you purchase or redeem shares of a Fund directly through the Fund’s transfer agent, BNY Mellon Investment Servicing.
If you purchase shares through a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction
-based
fees or other fees for the services of such organization. In addition, if you purchase the Fund through a broker
-dealer
, you may be required to pay a commission to your broker depending on your arrangements with them. If you invest through a financial intermediary or nominee, such as a broker
-dealer
or financial adviser (rather than directly through a Fund), certain policies and fees regarding your investment in the Funds may be different than those described in this Prospectus. Financial intermediaries and nominees may also charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.
Certain broker
-dealers
may regard Institutional Class shares as being “clean” shares, since they do not contain any front
-end
load, deferred sales charge, or other asset
-based
fees for sales or distribution. Certain brokers may charge investors commissions or other charges on “clean” shares.
The minimum initial investment in Institutional shares in the Absolute Return Fund, Enhanced Return Fund, Neutral Fund, Index Plus Fund and Large Value Fund is $100,000. The minimum additional investment in Institutional shares of these Funds is $250. The minimum initial investment in Institutional shares of the Gotham Enhanced S&P 500 Index Fund is $5,000. The minimum additional investment in Institutional shares of the Fund is $100. The minimum initial investment in Institutional shares of the Gotham Hedged Core Fund is $25,000. The minimum additional investment in Institutional shares of the Fund is $250. The minimum initial investment in Investor Class shares of the Gotham Index Plus Fund is $2,500. The minimum additional investment in Investor Class shares of the Gotham Index Plus Fund is $100. The minimum initial investment and additional investment requirement may be waived for persons including, without limitation clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children.
In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account Directly with a Fund.” To open an account directly with a Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.
In the event you modify or change your relationship with your financial intermediary through which you invest in the Funds (for instance, from an advisory relationship to a brokerage relationship) you may no longer be eligible to invest in a particular share class and your financial intermediary may exchange your shares for another share class which may be subject to higher expenses and Rule 12b
-1
distribution fees.
In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.
The Trust is not responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Purchase Price
Purchase orders are effected at the NAV next computed after a Fund has received your purchase order in good order. Purchase orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary receives the purchase order in good order.
Purchase orders received by the transfer agent in good order before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good Order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.
It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Funds on a timely basis. Purchase and redemption requests sent to such financial intermediary or nominee are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund’s transfer agent in good order. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Consult your investment representative for specific information.
Distribution Plan
The Board of Trustees, with respect to Investor Class shares of the Gotham Index Plus Fund, has adopted a plan pursuant to Rule 12b
-1
under the 1940 Act that allows the Gotham Index Plus Fund to pay distribution and service fees for the sale and distribution of Investor Class shares and for services provided to Investor Class Shareholders. Because these fees are paid out of the Gotham Index Plus Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Investor Class shares provides for payments of up to 0.25% of the average daily net assets of the Gotham Index Plus Fund’s Investor Class shares.
TO OPEN AN ACCOUNT DIRECTLY WITH A FUND
To Open Account with a Fund Directly By Mail
You may open an account directly with a Fund by mailing a completed application and a check drawn on a U.S. bank payable to a Fund to the addresses below. The application for the Funds may be found at
www.GothamFunds.com
. If a subsequent investment is being made, the check should also indicate your account number.
When you make purchases by check, a Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Please make sure your check is for at least $100,000 for Institutional Class shares of all Funds (or $5,000 for Enhanced S&P 500 Index Fund and $25,000 for Hedged Core Fund) and $2,500 for Investor Class shares of Gotham Index Plus Fund. Send the check and application to:
Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (877) 974 -6852
The Funds will only accept checks drawn on U.S. currency on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier’s checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
The Funds do not generally accept investments by non
-U
.S. persons. Non
-U
.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence. While the Funds do not generally accept foreign investors, they may in instances where either (i) an intermediary makes shares of a Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact the Adviser at (212) 319
-4100
for more information.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money
-laundering
activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
To Open An Account Directly with the Fund by Wire
Please contact Fund shareholder services (“Shareholder Services”) toll
-free
at (877) 974
-6852
for current wire instructions.
Please visit www.GothamFunds.com for more information.
Minimum Investment Requirements
The minimum initial investment for Institutional Class shares is $100,000 (or $5,000 for Enhanced S&P 500 Index Fund and $25,000 for Hedged Core Fund) and the minimum for each subsequent investment is $250 (or $100 for Enhanced S&P 500 Index Fund and $250 for Hedged Core Fund).
The minimum initial investment for Investor Class shares for Gotham Index Plus Fund, is $2,500 and the minimum for each subsequent investment is $100.
The minimum initial investment and additional investment requirements may be waived for persons including, without limitation clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. You may purchase shares as specified below.
Sales of Institutional Class shares of each Fund are not subject to a front
-end
sales charge or a Rule 12b
-1
fee.
TO ADD TO AN ACCOUNT DIRECTLY WITH A FUND
By Mail
Fill out an investment slip (which can be found on a previous confirmation and write your account number on your check. Please make sure your check is for at least $250 for all Institutional Class shares of the Funds (or $100 for Enhanced S&P 500 Index Fund and $100 for Investor Class shares of the Gotham Index Plus Fund). Mail the slip and your check to:
Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722
By Wire
Call Shareholder Services toll
-free
at (877) 974
-6852
for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee.
Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Funds requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.

Shares purchased by check or via ACH will not be available for redemption until payment for such shares has been received by the Fund. For shares purchased via check, it may take up to 15 business days for a check to clear and the Fund to receive payment. For shares purchased via ACH, it may take up to 15 days for the Fund to receive payment from an ACH transaction.
Online at www.GothamFunds.com
Current shareholders with accounts held directly with the Funds may purchase additional shares at
www.GothamFunds.com
.
Financial Intermediaries
You may purchase shares of the Funds through a financial intermediary who may charge you a commission on your purchase, may charge additional fees, and may require different minimum investments or impose other limitations on buying and selling shares of the Fund. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement with a Fund.
If you invest through a financial intermediary or nominee, such as a broker
-dealer
or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus.
It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund on a timely basis. Purchase and redemption requests sent to such financial intermediary or nominee are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund’s transfer agent in good order. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Consult your investment representative for specific information.
Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus and for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.
Networking and Sub
-Transfer
Agency Fees.
The Funds or Adviser may also directly enter into agreements with “financial intermediaries” pursuant to which they will pay the financial intermediary for services such as networking or sub
-transfer
agency, including the maintenance of “street name” or omnibus accounts and related sub
-accounting
, record keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b
-1
distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub
-transfer
agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
Additional Compensation to Financial Intermediaries.
The Adviser and, from time to time, affiliates of the Adviser, if applicable, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. These additional cash payments are payments over and above sales communications or reallowances, distribution fees or servicing fees (including networking, administration and sub
-transfer
agency fees) payable to a financial intermediary which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub
-accounting
, sub
-transfer
agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of a Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of a Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the Funds and dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although the Funds may use financial firms that sell the Funds’ shares to effect portfolio transactions for the Funds, the Funds and the Adviser will not consider the sale of a Fund’s shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
Rights Reserved by the Funds
The Funds reserve the right to:
•
reject any purchase order;
•
suspend the offering of shares;
•
vary the initial and subsequent investment minimums;
•
waive the minimum investment requirement for any investor;
•
redeem accounts with balances below the minimum after 30 days’ written notice;
•
redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;
•
subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Fund and
•
redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.
The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Market Timing and Frequent Trading Policy
The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short
-term
trading. Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of their investment portfolio is generally referred to as “market timing”. Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long
-term
investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities.
To deter market timing and to minimize harm to a Fund and its shareholders, each Fund (i) charges a redemption fee of 1.00% on shares redeemed within thirty (30) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons a Fund believes are engaging in similar trading activity that, in the judgment of the Funds or the Adviser, may be disruptive to the Funds. The Funds will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Funds and its shareholders or would subordinate the interests of the Funds and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Funds’ Chief Compliance Officer (“CCO”) reviews on an as
-needed
basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Funds in order to assess the likelihood that the Funds may be the target of market timing or similar trading practices. If, in its judgment, a Fund or the Adviser detects excessive, short
-term
trading, such Fund may reject or restrict a purchase request and may further seek to close an investor’s account with such Fund. The Funds may modify their procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Each Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.
There is no guarantee that the Funds or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of a Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide a Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, a Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in a Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by a Fund. If a financial intermediary fails to enforce a Fund’s excessive trading policies, such Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker
-dealer
. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good Order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary.
Redemption Fee
The Funds charge a redemption fee of 1.00% on cash proceeds of shares redeemed within 30 days following their acquisition (see “Redemption Fee”). The Redemption Fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to a Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short
-term
cash movements in and out of such Fund. The Funds are not intended to accommodate short
-term
trading.
The Redemption Fee will not be charged on the following transactions:
1.      Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended (the “Code”) and nonqualified plans);
2.      Redemptions requested following (a) the death of a shareholder, or (b) the post
-purchase
“disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with the Fund;

3.      Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of such Fund, if your financial intermediary modifies or terminates its relationship with a Fund);
4.      Shares acquired through the reinvestment of distributions (dividends and capital gains);
5.      Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;
6.      Redemptions by certain funds of funds and certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries;
7.      Redemptions for systematic withdrawal plans; and
8.      Redemptions on shares held through an Invest5 account.
All orders to sell shares of one fund advised by the Adviser and purchase shares of another fund advised by the Adviser will be subject to any redemption fee applicable to the shares sold and any holding period and redemption fee applicable to the shares purchased.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. A Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of a Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. A Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Funds reserve the right to reject any third party check. Under normal market conditions, each Fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling a portion of the Fund’s holdings (and, to the extent necessary, reducing its short positions) consistent with its investment strategy. The Funds generally pay redemptions proceeds in cash; however, each Fund reserves the right to honor certain redemptions “in
-kind
” with securities, rather than cash. A Fund is more likely to redeem in
-kind
to meet large redemption requests or during times of market stress.
TO REDEEM FROM YOUR ACCOUNT HELD DIRECTLY WITH A FUND
By Mail
To redeem your shares by mail:
•
Write a letter of instruction that includes the name of the applicable Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
•
Include all signatures and any additional documents that may be required.
•
Mail your request to:
Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581 -1722 (877) 974 -6852
•
A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.
•
The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
By Telephone
To redeem your shares by telephone, call Shareholder Services toll
-free
at (877) 974
-6852
. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre
-designated
bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Funds nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, a Fund transmits the payment only on days that the commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. Each Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee of $10.00 for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.
Online at www.GothamFunds.com
Current shareholders with accounts held directly with the Funds may redeem their shares at
www.GothamFunds.com
.
Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, a Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Funds reserve the right to reject any redemption request for shares recently purchased by check that has not cleared, and a Fund may require that a subsequent request be submitted. A Fund may charge a redemption fee of 1.00% on proceeds redeemed within 30 days following their acquisition (see “Redemption of Shares — Redemption Fee”).
Medallion Signature Guarantees
The Funds may require additional documentation for the redemption of corporate, partnership or fiduciary accounts or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the address of record has changed within the past 30 days or if the proceeds are to be paid to a person or payee which is different from the address or payee information the Funds have on record unless waived in writing by the Funds.
When a Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature

guarantees from financial institutions that are not participating in one of these programs will not be accepted. Call Shareholder Services toll
-free
at (877) 974
-6852
for further information on obtaining a proper medallion signature guarantee.
Customer Identification Program
Federal law requires a Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with a Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund, or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. A Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
EXCHANGE OF SHARES
You may exchange all or a portion of your shares in a Gotham Fund (Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Plus Fund, Gotham Neutral Fund, Gotham Index Plus Fund, Gotham Hedged Plus Fund, Gotham Hedged Core Fund, Gotham Large Value Fund, Gotham ESG Large Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Defensive Long 500 Fund, Gotham Total Return Fund, and Gotham Short Strategies Fund) for shares in another Gotham Fund, up to four times per year, and not more frequently than once in any month. An exchange means that you purchase shares of a Gotham Fund using the proceeds from the simultaneous redemption of your shares in another Gotham Fund.
Redemption and purchase of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. An exchange will be treated as a sale for Federal income tax purposes. See “More Information about Taxes” for a discussion of the tax consequences of an exchange of shares in one Gotham Fund for shares in a different Gotham Fund.
Exchange transactions will be subject to the requirements of the particular Fund and respective share class into which the exchange is desired to be made, including the investment minimum. Exchange transactions will be subject to a Fund’s redemption fee of 1.00% on proceeds redeemed within 30 days following their acquisition, whether acquired through purchase or exchange (with the exception of shares acquired through the reinvestment of dividends and/or capital gain distributions).
The exchange privilege is not intended to afford shareholders a way to speculate on short
-term
movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of a Fund and increase transaction costs, the Funds have established that shareholders are entitled to four (4) exchange redemptions per year, and not more frequently than once in any month. Notwithstanding the foregoing, the Funds reserve the right to reject any purchase request (including exchange purchases from another Fund) that is deemed to be disruptive to efficient portfolio management.
To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
SHARE CLASS CONVERSIONS
You may also convert your shares of a Fund into another class of shares of the same Fund if you meet the eligibility requirements for the class into which you would like to transfer. If you purchased your shares directly from a Fund, call Shareholder Services toll
-free
at (877) 974
-6852
for information on converting your shares into another class. If you purchased your shares through a financial intermediary, you should contact such financial intermediary for information on converting shares into another class of the Fund. Share class conversions are generally not considered a taxable transaction. You are urged and advised to consult your own tax adviser regarding the effects of converting share classes.

TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in Good Order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Account Minimum
You must keep at least $5,000 worth of Institutional Class shares in your account or $1,500 worth of Investor Class shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $5,000 for Institutional Class shares or $1,500 for Investor Class shares due to your redemptions (not including market fluctuations), a Fund may redeem your shares and send you a check for the redemption proceeds. The account minimum may be waived for persons including clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, call Shareholder Services toll
-free
at (877) 974
-6852
.
SHAREHOLDER SERVICES
Your Account with a Fund
If you have questions about your account, including purchases, redemptions, and distributions, call Shareholder Services from Monday through Friday, 9:00 a.m. to 5:00 p.m., Eastern time. Call Shareholder Services toll
-free
at (877) 974
-6852
.
Account Statements
The Funds provide you with these helpful services and information about your account:
•
a confirmation statement after every transaction;
•
monthly account statements reflecting transactions made during the month;
•
an annual account statement reflecting all transactions for the year; and
•
tax information, after the end of each year, a copy of which will also be filed with the Internal Revenue Service (“IRS”), if necessary.
Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.
The Funds provide the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts.
Delivery of Shareholder Documents
To reduce expenses, the Funds mail only one copy of their Prospectus and each annual and semi
-annual
report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call Shareholder Services toll
-free
at (877) 974
-6852
or, if your shares are held through a financial institution, please contact the financial institution directly. A Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS
Distributions of net investment income and distributions of net capital gain, if any, are declared and paid annually to you. Each Fund will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized. The amount of any distribution will vary and there is no guarantee that a Fund will pay either a dividend or a capital gain distribution.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in a Fund shortly before the ex
-dividend
date of a taxable distribution, the distribution will lower the value of that Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
Each shareholder and prospective investor’s particular tax situation is unique, and, therefore, the tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.
General.
The Funds intend to qualify annually to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Code. As such, each Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the flat corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends
-received
deduction for corporate shareholders and the non
-corporate
shareholder long
-term
capital gain rate for “qualified dividend income” and ordinary rates for all other distributions, except for those treated as a return of capital or as substitute dividends with respect to dividends paid on securities lent out by the Funds. In addition, dividends paid on securities lent out by the Funds may not qualify for the dividends received deduction.
Distributions.
The Funds will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of a Fund or choose to receive cash.
Unless you are investing through a tax
-deferred
retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as “buying a dividend”. For example: On December
15, you invest $5,000, buying 250
shares for $20 each. If the Fund pays a distribution of $1 per share on December
16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250
shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid “buying a dividend”, check the Fund’s distribution schedule before you invest.
Ordinary Income.
Net investment income (other than qualified dividends and income designated as tax
-exempt
), including distributions of income from securities lending and short
-term
capital gains, that is distributed to you is taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non
-corporate
shareholders and designated by a Fund as “qualified dividend income” are eligible for the long
-term
capital gains tax rates. Short
-term
capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. In addition, certain qualified REIT dividends may be eligible for a deduction for non
-corporate
shareholders.
Net Capital Gains.
Net capital gains (i.e., the excess of net long
-term
capital gains over net short
-term
capital losses) distributed to you, if any, are taxable as long
-term
capital gains (based on a Fund’s holding period) for federal income tax purposes regardless of how long you have held your Fund shares.

Sale or Exchange of Shares.
It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long
-term
or short
-term
depending on how long you have held your shares in the Fund. Sales of shares of a Fund that you have held for twelve months or less will be a short
-term
capital gain or loss and if held for more than twelve months will constitute a long
-term
capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long
-term
capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax
-exempt
interest dividends, if any, received by the shareholder with respect to such shares.
Returns of Capital.
If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, to the extent of each shareholder’s basis in a Fund’s shares but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Medicare Contribution Tax.
U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax
-exempt
interest), dividends, and capital gains. If applicable, the tax will be imposed on the lesser of the individual’s (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).
IRAs and Other Tax
-Qualified
Plans.
One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax
-qualified
plan) will not be currently taxable unless the shares were acquired with borrowed funds.
Backup Withholding.
A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 24%.
State and Local Income Taxes.
This Prospectus does not discuss the state and local tax consequences of an investment in a Fund.
You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.
Non
-U
.S. Shareholders.
Non
-U
.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund. The Funds are required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non
-U
.S. shareholder in a Fund.
Accordingly, non
-U
.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in a Fund.
Basis Reporting and Holding Periods.
A shareholder is responsible for tracking the tax basis and holding periods of the shareholder’s shares in a Fund for federal income tax purposes. However, RICs, such as the Funds, must report cost basis information to you and the Internal Revenue Service when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Funds will permit shareholders to elect from among several IRS accepted cost basis methods.
Statements and Notices.
You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by a Fund during the prior taxable year.
This section is only a summary of some of the important U.S. federal income tax considerations of taxable U.S. shareholders that may affect your investment in a Fund. This summary is provided for general information purposes only and should not be considered as tax advice and may not be relied on by a prospective investor. This general summary does not apply to non
-U
.S. shareholders or tax
-exempt
shareholders, and does not address state, local or foreign taxes. More information regarding these considerations is included in the Funds’ SAI. All prospective investors and shareholders are urged and advised to consult their own tax adviser regarding the effects of an investment in a Fund on their particular tax situation.

FINANCIAL HIGHLIGHT S
The financial highlights table is intended to help you understand each Fund’s performance for the Institutional Class shares, and Investor Class shares of the Gotham Index Plus Fund through its most recent fiscal year ended September
30, 2021. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with such Funds’ financial statements, is included in the Annual Report for the Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund, Gotham Large Value Fund, Gotham Enhanced S&P 500 Index Fund and Gotham Hedged Core Fund for the period ended September
30, 2021 (“2021 Annual Report”). The 2021 Annual Report is incorporated by reference into the Funds’ SAI and is available upon request by calling Shareholder Services toll
-free
at (877) 974
-6852
or on the Funds’ website at
ww
w.GothamFunds.co
m
.
Gotham Absolute Return Fund
	Institutional Class S hares
	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$14.39	$15.01	$14.86		$13.94	$12.70
Net investment (loss) 1	(0.06)	(0.06)	(0.00	) 2	(0.09)	(0.12)
Net realized and unrealized gain/(loss) on Investments	2.40	(0.56)	0.15		1.01	1.36
Total from investment operations	2.34	(0.62)	0.15		0.92	1.24
Redemption fees	0.00 3	0.00 3	0.00 3		0.00 3	0.00 3
Net asset value, end of year	$16.73	$14.39	$15.01		$14.86	$13.94
Total investment return 4	16.26%	(4.13)%	1.01%		6.60%	9.76%
Ratio/Supplemental Data
Net assets, end of year (in 000s)	$499,529	$505,989	$857,247		$1,069,045	$884,205
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense) 5	1.50%	2.55%	2.58%		2.56%	2.81%
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any 5,6	1.77%	2.65%	2.60%		2.63%	2.95%
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.39)%	(0.39)%	(0.02	)% 7	(0.58)%	(0.88)%
Portfolio turnover rate	210%	259%	233%		258%	238%

1
The selected per share data was calculated using the average shares outstanding method for the period.

2
Amount is less than $(0.005) per share.

3
Amount is less than $0.005 per share.

4
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
5
Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.05%, 2.15%, 2.15% and 2.15% for the years ended September 30, 2020, 2019, 2018 and 2017, respectively.

6
During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown.

7
Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period.

Gotham Enhanced Return Fund
	Institutional Class S hares
	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$10.21	$14.51	$15.55	$13.68	$11.79
Net investment loss 1	(0.04)	(0.04)	(0.08)	(0.13)	(0.07)
Net realized and unrealized gain/(loss) on Investments	2.77	(0.48)	0.26	2.14	1.96
Total from investment operations	2.73	(0.52)	0.18	2.01	1.89
Dividends and distributions to shareholders from:
Net investment income	(0.02)	—	—	—	—
Net realized capital gains	—	(3.78)	(1.22)	(0.14)	—
Total dividends and distributions to shareholders	(0.02)	(3.78)	(1.22)	(0.14)	—
Redemption fees	0.00 2	0.00 2	0.00 2	0.00 2	0.00 2
Net asset value, end of year	$12.92	$10.21	$14.51	$15.55	$13.68
Total investment return 3	26.73%	(6.81)%	1.79%	14.79%	16.03%
Ratio/Supplemental Data
Net assets, end of year (in 000s)	$227,319	$236,725	$519,067	$845,833	$897,371
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense) 4	1.50%	2.12%	3.56%	3.63%	3.55%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, i f any 4,5	1.79%	2.22%	3.56%	3.67%	3.56%
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.36)%	(0.37)%	(0.56)%	(0.84)%	(0.51)%
Portfolio turnover rate	203%	213%	204%	197%	196%
1
The selected per share data was calculated using the average shares outstanding method for the period.
2
Amount is less than $0.005 per share.
3
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
4
Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 2.06%, 2.15%, 2.15% and 2.15% for years ended September 30, 2020, 2019, 2018 and 2017, respectively.
5
During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown.

Gotham Neutral Fund
	Institutional Class S hares
	For the Year Ended September 30, 202 1	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$9.19	$10.35	$10.25		$10.23	$9.91
Net investment income /(loss) 1	(0.05)	(0.09)	0.01		(0.09)	(0.13)
Net realized and unrealized gain/(loss) on investments	0.18	(1.07)	0.09		0.11	0.45
Total from investment operations	0.13	(1.16)	0.10		0.02	0.32
Redemption fees	0.00 2	0.00 2	0.00 2		0.00 2	0.00 2
Net asset value, end of year	$9.32	$9.19	$10.35		$10.25	$10.23
Total investment return 3	1.42%	(11.21)%	0.98%		0.20%	3.23%
Ratio/Supplemental Data
Net assets, end of year (in 000s)	$40,168	$55,675	$181,413		$356,672	$669,540
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense) 4	1.50%	2.79%	2.34%		2.61%	3.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any 4, 5	2.07%	2.90%	2.33%		2.73%	3.14%
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.53)%	(0.95)%	0.11	% 6	(0.87)%	(1.31)%
Portfolio turnover rate	282%	356%	331%		274%	261%

1
The selected per share data was calculated using the average shares outstanding method for the period.

2
Amount is less than $0.005 per share.

3
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
4
Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.09%, 2.15%, 2.15% and 2.15% for the years ended September 30, 2020, 2019, 2018 and 2017, respectively.

5
During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown.

6
Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period.

Gotham Index Plus Fund
	Institutional Class S hares
	For the Year Ended September 30, 2021		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$16.19		$15.18	$15.73	$13.00	$10.59
Net investment income 1	0.10		0.14	0.13	0.10	0.06
Net realized and unrealized gain/(loss) on investments	4.19		1.09	(0.39)	2.68	2.41
Total from investment operations	4.29		1.23	(0.26)	2.78	2.47
Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.22)	(0.06)	(0.05)	(0.06)
Net realized c apital gains	—		—	(0.23)	—	—
Total dividends and distributions to shareholders	(0.18)		(0.22)	(0.29)	(0.05)	(0.06)
Redemption fees	0.00 2		0.00 2	0.00 2	0.00 2	0.00 2
Net asset value, end of year	$20.30		$16.19	$15.18	$15.73	$13.00
Total investment return 3	26.76%		8.14%	(1.57)%	21.45%	23.25%
Ratio/Supplemental Data
Net assets, end of year (in 000s)	$444,756		$394,773	$647,415	$631,060	$199,796
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense) 4	1.13%		1.17%	2.99%	3.39%	3.61%
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any 4,5	1.22%		1.25%	3.04%	3.39%	3.62%
Ratio of net investment income to average net assets (including dividend and interest expense)	0.55%		0.89%	0.89%	0.69%	0.46%
Portfolio turnover rate	158	% 6	224%	253%	218%	204%

1
The selected per share data was calculated using the average shares outstanding method for the period.

2
Amount is less than $0.005 per share.

3
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
4
Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund’s Institutional Class Shares would be 1.15%, 1.15%, 1.15% and 1.15% for the years ended September 30, 2020, 2019, 2018 and 2017, respectively.
5
During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown.
6
Portfolio turnover rate excludes securities delivered from processing a redemption in
-kind
.

Gotham Index Plus Fund
	Investor Class S hares
	For the Year Ended September 30, 2021		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Per Share Operating Performance
Net asset value, beginning of year/period	$16.15		$15.13	$15.70	$14.48
Net investment income/(loss) 1	0.06		0.10	(0.06)	0.05
Net realized and unrealized gain/(loss) on investments	4.16		1.10	(0.24)	1.17
Total from investment operations	4.22		1.20	(0.30)	1.22
Dividends and distributions to shareholders from:
Net investment loss	(0.14)		(0.18)	(0.04)	—
Net realized capital gains	—		—	(0.23)	—
Total dividends and distributions to shareholders	(0.14)		(0.18)	(0.27)	—
Redemption fees	0.00 2		0.00 2	0.00 2	0.00 2
Net asset value, end of year/period	$20.23		$16.15	$15.13	$15.70
Total investment return 3	26.33%		7.94%	(1.82)%	8.43%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$12,671		$10,278	$17,464	$14,403
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense) 4	1.38%		1.42%	4.28%	3.64	% 5
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any 4,6	1.47%		1.50%	4.34%	3.64	% 5
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.30%		0.64%	(0.40)%	0.49	% 5
Portfolio turnover rate	158	% 7	224%	253%	218	% 8
*     Investor Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $14.48 per share.

1
The selected per share data was calculated using the average shares outstanding method for the period.

2
Amount is less than $0.005 per share.

3
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
4
Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund’s Investor Class Shares would be 1.40%, 1.40% and 1.40% for the years ended September 30, 2020, 2019 and the period ended September 30, 2018, respectively.

5
Annualized.
6
During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown.
7
Portfolio turnover rate excludes securities delivered from processing a redemption in
-kind
.
8

Reflects portfolio turnover of the Fund for the year ended September 30, 2018.

Gotham Large Value Fund
	Institutional Class S hares
	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$12.98	$13.29	$13.02	$12.46	$10.87
Net investment income 1	0.20	0.25	0.20	0.14	0.14
Net realized and unrealized gain/(loss) on investments	3.76	(0.22)	0.18	2.03	1.71
Total from investment operations	3.96	0.03	0.38	2.17	1.85
Dividends and distributions to shareholders from:
Net investment income	(0.23)	(0.23)	(0.01)	(0.28)	(0.26)
Net realized capital gains	—	(0.11)	(0.10)	(1.33)	—
Total dividends and distributions from shareholders	(0.23)	(0.34)	(0.11)	(1.61)	(0.26)
Redemption fees	—	0.00 2	—	—	—
Net asset value, end of year	$16.71	$12.98	$13.29	$13.02	$12.46
Total investment return 3	30.83%	0.04%	3.11%	18.93%	17.31%
Ratio/Supplemental Data
Net assets, end of year (in 000s)	$65,351	$70,003	$58,978	$31,318	$2,627
Ratio of expenses to average net assets with waivers, reimbursements and recoupments if any	0.75%	0.75%	0.75%	0.88%	0.95%
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments if any 4	1.05%	1.03%	1.05%	2.19%	4.40%
Ratio of net investment income to average net assets	1.29%	1.95%	1.61%	1.12%	1.19%
Portfolio turnover rate	226%	406%	316%	670%	169%
1
The selected per share data was calculated using the average shares outstanding method for the period.

2
Amount is less than $0.005 per share.

3
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
4
During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown.

Gotham Enhanced S&P 500 Index Fund
	Institutional Class S hares
	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.86	$11.93	$13.70	$11.53	$10.00
Net investment income 1	0.17	0.21	0.19	0.20	0.13
Net realized and unrealized gain on investments	3.17	1.14	0.03	2.39	1.40
Total from investment operations	3.34	1.35	0.22	2.59	1.53
Dividends and distributions to shareholders from:
Net investment income	(0.13)	(0.15)	(0.21)	(0.16)	—
Net realized capital gains	—	(0.27)	(1.78)	(0.26)	—
Total dividends and distributions to shareholders	(0.13)	(0.42)	(1.99)	(0.42)	—
Redemption Fees	0.00 2	0.00 2	0.00 2	—	—
Net asset value, end of year/period	$16.07	$12.86	$11.93	$13.70	$11.53
Total investment return 3	26.17%	11.53%	3.46%	22.97%	15.30%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$15,569	$6,346	$6,635	$3,529	$2,931
Ratio of expenses to average net assets with waivers, expense reimbursements, and recoupments if any	0.50%	0.50%	0.50%	0.50%	0.50	% 4
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments if any 5	1.12%	2.13%	3.20%	2.55%	3.61	% 4
Ratio of net investment income to average net assets	1.14%	1.75%	1.65%	1.59%	1.66	% 4
Portfolio turnover rate	178%	345%	328%	230%	268	% 6
*     Commencement of operations. Initial seed capital was issued at $10.00 per share on December 30, 2016.

1
The selected per share data was calculated using the average shares outstanding method for the period.

2
Amount is less than $0.005 per share.

3
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

4
Annualized.

5
During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown.

6
Not annualized.

Gotham Hedged Core Fund
	Institutional Class S hares
	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of year	$11.33	$11.16	$12.61	$11.34	$10.00
Net investment income 1	0.13	0.13	0.14	0.11	0.07
Net realized and unrealized gain/(loss) on investments	1.51	0.70	(0.11)	1.35	1.27
Total from investment operations	1.64	0.83	0.03	1.46	1.34
Dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.17)	(0.07)	(0.18)	—
Net realized capital gains	(0.02)	(0.49)	(1.41)	(0.01)	—
Total dividends and distributions to shareholders	(0.09)	(0.66)	(1.48)	(0.19)	—
Redemption fees	0.00 2	—	—	—	—
Net asset value, end of year	$12.88	$11.33	$11.16	$12.61	$11.34
Total investment return 3	14.56%	7.59%	0.86%	12.93%	13.40%
Ratio/Supplemental Data
Net assets, end of year (in 000s)	$8,177	$8,804	$2,582	$2,561	$2,267
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense) 4	1.66%	1.52%	1.00%	1.16%	1.40%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, i f any 4,5	2.10%	3.47%	4.05%	3.85%	4.91%
Ratio of net investment income to average net assets (including dividend interest expense)	1.07%	1.20%	1.29%	0.91%	0.66%
Portfolio turnover rate	205%	267%	228%	221%	249%
1
The selected per share data was calculated using the average shares outstanding method for the period.
2
Amount is less than $0.005 per share.
3
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
4
Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 0.85%, 0.85%, 0.85%, 0.85% and 0.85% for the years ended September 30, 2021, 2020, 2019, 2018 and 2017, respectively.
5
During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown.

GOTHAM FUNDS
of
FundVantage Trust
(877) 974
-6852
FOR MORE INFORMATION
For additional information about the Funds, the following documents are available free upon request or can be accessed at www.GothamFunds.com:
Annual/Semi-Annual Reports
These reports contain additional information about the Funds’ investments including performance data, information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half
-year
. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. The Funds’ annual and semi
-annual
reports are available, free of charge, by calling Shareholder Services toll
-free
at (877) 974
-6852
or on the Funds’ website at
www.GothamFunds.com
.
Statement of Additional Information (SAI)
The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this Prospectus by this reference. This means that the SAI, for legal purposes, is part of this Prospectus. The SAI is available, free of charge, by calling Shareholder Services toll
-free
at (877) 974
-6852
or on the Funds’ website at
www.GothamFunds.com
.
Shareholder Inquiries
Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940 -8029 (877) 974 -6852 9:00 a.m. to 5:00 p.m. Eastern time
Securities and Exchange Commission
Reports and information about the Funds (including the SAI and annual and semi
-annual
reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at
http://www.sec.gov
. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e
-mail
address:
publicinfo@sec.gov
.
The investment company registration number is 811 -22027 .	STG01 - 0222